Vessels and subsidiaries, Vessels and time charter contracts (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Vessel
Reconciliation of changes in property, plant and equipment [abstract]
Net book value	$ 1,476,436,000		$ 1,467,846,000	$ 1,476,436,000
Impairment [Abstract]
Non-cash impairment charge	$ 7,600,000	$ 4,900,000		$ 12,600,000
Number of vessels recorded non-cash impairment charge | Vessel				3
Percentage of estimated weighted average cost of capital	8.59%	8.12%
Percentage of decreasing the weighted average cost of capital	0.50%
Impact of a 0.5% adverse change of weighted average cost of capital on impairment charge	$ 1,500,000
Increasing/(decreasing) in future charter rates per day	500
Impact of $500 per day adverse change of future charter rates on impairment charge	1,400,000
Impact of $500 per day favorable change of future charter rates on impairment charge	(1,400,000)
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			2,130,204,000	$ 2,115,745,000
Additions			68,156,000
Transferred from vessels upgrades			122,907,000	22,964,000
Disposals			(155,664,000)	(8,505,000)
Balance, end of period	2,130,204,000		2,165,604,000	2,130,204,000
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(653,769,000)	(526,301,000)
Charge for the period			(127,743,000)	(123,412,000)
Impairment charges				(12,560,000)
Disposals			83,754,000	8,505,000
Balance, end of period	(653,769,000)		(697,758,000)	(653,769,000)
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			17,269,000	11,652,000
Additions			106,010,000	28,581,000
Transferred to vessels			(122,907,000)	(22,964,000)
Balance, end of period	17,269,000		372,000	17,269,000
Time Charter Contracts [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value	452,000		0	452,000
Time Charter Contracts [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			6,600,000	6,600,000
Additions			0
Transferred from vessels upgrades			0	0
Disposals			(6,600,000)	0
Balance, end of period	6,600,000		0	6,600,000
Time Charter Contracts [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(6,148,000)	(5,170,000)
Charge for the period			(452,000)	(978,000)
Impairment charges				0
Disposals			6,600,000	0
Balance, end of period	(6,148,000)		0	(6,148,000)
Time Charter Contracts [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			0	0
Additions			0	0
Transferred to vessels			0	0
Balance, end of period	0		$ 0	0
VLCC [Member]
Impairment [Abstract]
Impairment rate for time charter equivalents, remaining period in current year		$ 20,107
Impairment rate for time charter equivalents, first year		21,550		19,610
Impairment rate for time charter equivalents, second year		21,194		25,279
Impairment rate for time charter equivalents, thereafter		$ 42,557		$ 42,466
Percentage of reduction in impairment rate		20.00%		20.00%
Consideration period for reduction in impairment rate			15 years
VLCC [Member] | VLCCs built 2015 and Later [Member]
Impairment [Abstract]
Lower fuel consumption for modern vessels		$ 4,000		$ 4,000
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value	1,423,981,000		$ 1,405,420,000	1,423,981,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets			20 years
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			$ 2,020,690,000	2,015,795,000
Additions			66,531,000
Transferred from vessels upgrades			75,417,000	4,896,000
Disposals			(110,713,000)	0
Balance, end of period	2,020,690,000		2,051,924,000	2,020,690,000
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(596,709,000)	(487,996,000)
Charge for the period			(94,700,000)	(96,153,000)
Impairment charges				(12,560,000)
Disposals			44,905,000	0
Balance, end of period	(596,709,000)		(646,504,000)	(596,709,000)
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			2,788,000	1,371,000
Additions			72,861,000	6,313,000
Transferred to vessels			(75,417,000)	(4,896,000)
Balance, end of period	2,788,000		232,000	2,788,000
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value	20,963,000		36,602,000	20,963,000
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			51,843,000	50,868,000
Additions			139,000
Transferred from vessels upgrades			30,158,000	9,480,000
Disposals			(27,772,000)	(8,505,000)
Balance, end of period	51,843,000		54,368,000	51,843,000
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(30,880,000)	(26,629,000)
Charge for the period			(13,270,000)	(12,756,000)
Impairment charges				0
Disposals			26,383,000	8,505,000
Balance, end of period	(30,880,000)		(17,766,000)	(30,880,000)
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			3,265,000	0
Additions			27,033,000	12,745,000
Transferred to vessels			(30,158,000)	(9,480,000)
Balance, end of period	3,265,000		140,000	3,265,000
Scrubbers [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value	31,039,000		25,824,000	31,039,000
Impairment [Abstract]
Lower fuel consumption for modern vessels		$ 3,000		4,000
Scrubbers [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			51,071,000	42,482,000
Additions			1,486,000
Transferred from vessels upgrades			17,333,000	8,589,000
Disposals			(10,579,000)	0
Balance, end of period	51,071,000		59,311,000	51,071,000
Scrubbers [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(20,032,000)	(6,507,000)
Charge for the period			(19,322,000)	(13,525,000)
Impairment charges				0
Disposals			5,866,000	0
Balance, end of period	(20,032,000)		(33,488,000)	(20,032,000)
Scrubbers [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			11,216,000	10,281,000
Additions			6,117,000	9,524,000
Transferred to vessels			(17,333,000)	(8,589,000)
Balance, end of period	11,216,000		$ 0	11,216,000
DHT China [Member]
Impairment [Abstract]
Non-cash impairment charge				2,800,000
Recoverable amount	38,400,000			38,400,000
DHT Europe [Member]
Impairment [Abstract]
Non-cash impairment charge				6,300,000
Recoverable amount	38,000,000.0			38,000,000.0
DHT Scandinavia [Member]
Impairment [Abstract]
Non-cash impairment charge				3,500,000
Recoverable amount	$ 40,400,000			$ 40,400,000